Note 7 - Convertible Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

NOTE 7 – CONVERTIBLE NOTES PAYABLE

At March 31, 2013 and December 31, 2012, notes payable consisted of the following:

	March 31, 2013	December 31, 2012
Convertible Promissory Note Payable to JMJ Financial, unsecured, one time interest charge of 8%, due on February 22, 2014	$191,663	$191,663
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8.0% per annum, with payment due on March 21, 2013, fully converted in January 2013	-	7,500
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8.0% per annum, with payment due on May 10, 2013	-	42,500
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8.0% per annum, with payment due on August 27, 2013	42,500	42,500
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8.0% per annum, with payment due on December 6, 2013	42,500	-
Convertible Promissory Note Payable to Carebourn Capital, L.P., unsecured, interest rate of 8.0% per annum, with payment due on December 19, 2013	60,000	-
Convertible Promissory Note Payable to TCA Global Credit Master Fund, LP, secured by all of the Company’s assets, interest rate of 12.0% per annum, with payment due on January 3, 2013	34,325	62,165
Convertible Promissory Note Payable issued in the course of a private placement to individuals, unsecured, interest rate of 8.0% per annum, with payment due on June 26, 2013	75,000	100,000
Total	445,988	446,328
Less: debt discount	(218,097)	(229,573)
	$227,891	$216,755

Asher Enterprises

On February 28, 2013, the Company issued a convertible promissory note to Asher Enterprises for proceeds of $42,500 in cash (“2013 Asher Note”). The note was convertible to the Company’s common stock at a conversion price equal to the greater of (1) 55% multiplied by the average of the lowest 3 trading prices for the Company’s common stock during the 10 trading day period ending on the latest complete trading day prior to the conversion date market price and (2) a fixed conversion price of $0.00009 per share. The Company analyzed the conversion feature of the 2013 Asher Note for derivative accounting consideration and determined that the conversion feature for the 2013 Asher Notes does not qualify for accounting treatment as a financial derivative. The 2013 Asher Note has a beneficial conversion feature discount of $42,500, within which $4,143 has been amortized. During the three months ended March 31, 2012, the Company also recorded interest expense of $44,385 related to the amortization of debt discount on notes issued in 2012 to Asher Enterprises. At March 31, 2013, there was $60,902 of unamortized discount related to the unconverted Asher Notes.

During the three months ended March 31, 2013, Asher Enterprises converted principal of $50,000 with accrued interest into 1,166,657 shares of the Company’s common stock.

TCA Global Credit Master Fund, LP

On January 3, 2012, the Company entered into a securities purchase agreement with TCA Global Credit Master Fund, LP (“TCA”), pursuant to which, TCA would purchase up to $2,000,000 of the Company’s common stock. The Company agreed to pay a $100,000 facility fee by issuing to TCA a number of the Company’s common shares (“facility shares”). To determine the number of shares issuable to TCA for the facility fee, the Company’s common stock was valued at a volume weighted average price at January 2, 2012. The facility shares should be adjusted 9 months after January 2, 2012 by the volume weighted average prices of the Company’s common stock 5 trading days prior to the revaluation date. On August 13, 2012, the Company and TCA agreed to terminate the committed equity financing agreement based on the Company’s failure to achieve bulletin board listing as required under the agreement. The Company has issued 559,268 common shares in 2012 to TCA which only satisfied $51,924 of the facility fee upon revaluation. As of March 31, 2012, accounts payable included $48,076 for the remaining payable to TCA related to the facility fee.

In connection with the securities purchase agreement with TCA, the Company issued a convertible promissory note to TCA for a principal amount of $225,000 (“TCA Note”).  The note bears interest at a rate of 12% per annum and provides for the payment of all principal and interest 12 months from the date of the note’s respective issuance.  The conversion price was determined by multiplying 95% by the average of the two lowest daily volume weighted average prices of the Company’s common stock on the OTC Markets during the 5 business days immediately preceding the date of conversion.    The Company analyzed the TCA Note for derivative accounting consideration and determined that the TCA Note qualifies for accounting treatment as a financial derivative. The conversion feature of the TCA note was valued at $174,448 on the issuance date and recorded as debt discount which was fully amortized in 2012.

TCA converted principal of $27,840 into 300,000 shares of the Company’s common stock on January 3, 2013.

JMJ Financial

On February 22, 2011, the Company issued a $1,050,000 convertible promissory note to JMJ Financial, Inc. (“JMJ”). The note bears interest in the form of a one-time interest charge of 8%, payable with the note’s principal amount on the maturity date, February 22, 2014. The note is convertible to the Company’s common stock at a price equal to 70% of the average of the 3 lowest closing prices of the Company’s common stock in the 20 trading days prior to the conversion date. In connection with the note, the Company entered into a registration rights agreement with JMJ to provide JMJ registration rights for common shares underlying this note. The note will only be funded when the conversion price calculated on each payment date is equal to or greater than $0.015 per share and there are sufficient shares remaining in the registration statement. During 2012, JMJ converted $15,498 under this agreement into 180,000 shares of the Company’s common stock. The principal amount owed to JMJ at March 31, 2013 and December 31, 2012, is $191,663 and $191,663, respectively, from the $1,050,000 convertible promissory note. The Company analyzed the JMJ note for derivative accounting consideration and determined that the note qualifies for accounting treatment as a financial derivative and recorded an initial discount of $450,000 on the issuance date. During the three months ended March 31, 2013 and 2012, the Company recorded $19,726 and $19,726 of interest expense related to the amortization of the debt discount. At March 31, 2013 and December 31, there was $86,965 and $106,691, respectively, of unamortized debt discount related to the JMJ notes.

The Company is currently in litigation with JMJ. See Note 11.

Individual Convertible Notes Payable

During 2012, the Company issued 22 convertible notes payable to individuals for proceeds of $956,501 in cash (“Individual Convertible Notes”). The Individual Convertible Notes mature one year from the date of issuance. Interest accrues at the rate of 8% per year on the outstanding principal amount to be paid at maturity.

The principal amount of the Individual Convertible Notes and accrued interest are convertible into the Company’s common stock at a conversion price equal to 75% of the average of the daily volume weighted average prices of the Company's Common Stock during the 5 trading days immediately prior to the conversion date, provided that in no event, shall the note holders convert any portion of the Individual Convertible Notes when the sum of 1) the number of shares of common stock beneficially owned by the holder and its affiliates and 2) the number of shares of common stock issuable upon conversion would result in beneficial ownership by the holder and its affiliates of more than 4.99% of the Company’s outstanding common shares. During 2013, $25,000 of the Individual Convertible Notes with accrued interest were converted into 353,727 shares of the Company’s common stock. The Company reclassified the $25,000 to stock payable as such shares have not been issued. As of March 31, 2013 and December 31, 2012, Individual Convertible Notes includes principal of $75,000 payable to Vincent Olmo, the Company’s COO, with a debt discount of $24,041 and $42,534, respectively.

In connection with the issuance of the Individual Convertible Notes, warrants to purchase 3,826,005 shares of the Company’s common stock at $0.25 per share (“ $0.25 Warrant”) and warrants to purchase 1,913,003 shares of the Company’s common stock at $0.50 per share (“$0.50 Warrant”) were issued to investors. The warrants have a term of less than one year and original expire during December 31, 2012 and June 30, 2013.

$347,097 of the proceeds received from the Individual Convertible Notes was allocated to the warrants based on a grant date fair value of $589,416 calculated using a Black Scholes Model with the following assumptions: (1) 3.9% risk-free discount rate, (2) expected volatility of 155.60 ~218.64%, (3) $0 expected dividends, and (4) an expected term of 0.3~1 years based on the term of warrant.

On March 1, 2013, the Company extended the expiration date of the $0.25 Warrant to June 30, 2013 and the $0.50 Warrant to September 30, 2013. Warrants to purchase 2,859,008 shares of the Company’s common stock originally expired on December 31, 2012 were reissued to the note holders. The Company recorded $148,127 modification expense related to the extension.

The Company analyzed the Individual Convertible Notes for derivative accounting consideration and determined that the conversion feature of the Individual Convertible Notes qualify for accounting treatment as a financial derivative. The conversion feature of Individual Convertible Notes was valued at $777,766 on the issuance date. As a result, some of the Individual Convertible Notes were fully discounted and the fair value of the conversion feature in excess of the principal amount allocated to the Individual Convertible Notes of $182,733 was expensed immediately as additional interest expense. During the three months ended March 31, 2013 and 2012, the Company recognized $32,671 and $142,075 of interest expense related to the amortization of the debt discount. At March 31, 2013 and December 31, 2012, there was $24,041 and $56,712 of unamortized discount related to the Individual Convertible Notes, respectively.

Carebourn Capital

On March 19, 2013, the Company issued a convertible promissory note to Carebourn Capital for proceeds of $60,000 in cash. (“2013 Carebourn Note”). The note was convertible to the Company’s common stock at a conversion price equal to 55% multiplied by the average of the lowest 3 trading prices for the Company’s common stock during the 10 trading day period ending on the latest complete trading day prior to the conversion date market price. The Company analyzed the conversion feature of the 2013 Carebourn Note for derivative accounting consideration and determined that the conversion feature for the 2013 Carebourn Notes does not qualify for accounting treatment as a financial derivative. The 2013 Carebourn Note has a beneficial conversion feature discount of $49,091, within which $2,142 has been amortized. At March 31, 2013, there was $46,949 of unamortized discount related to the 2013 Carebourn Note.

NOTE 7 – CONVERTIBLE NOTES PAYABLE

At December 31, 2012 and 2011, notes payable consisted of the following:

	December 31, 2012	December 31, 2011
Convertible Promissory Note Payable to JMJ Financial, unsecured, one time interest charge of 8%, due on February 22, 2014	$191,663	$207,161
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8.0% per annum, with payment due on April 26, 2012	-	40,000
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8.0% per annum, with payment due on June 1, 2012	-	45,000
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8.0% per annum, with payment due on August 7, 2012	-	42,500
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8.0% per annum, with payment due on September 19, 2012	-	53,000
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8.0% per annum, with payment due on March 21, 2013, fully converted in January 2013	7,500	-
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8.0% per annum, with payment due on May 10, 2013	42,500	-
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8.0% per annum, with payment due on August 27, 2013	42,500	-
Convertible Promissory Note Payable to TCA Global Credit Master Fund, LP, secured by all of the Company’s assets, interest rate of 12.0% per annum, with payment due on January 3, 2013	62,165	-
Convertible Promissory Note Payable issued in the course of a private placement to individuals, unsecured, interest rate of 8.0% per annum, with payment due on June 26, 2013	100,000	-
Total	446,328	387,661
Less: debt discount	(229,573)	(307,126)
	$216,755	$80,535

Asher Enterprises

During the year ended December 31, 2012, the Company issued 6 convertible promissory notes to Asher Enterprises for total proceeds of $269,000 in cash (“2012 Asher Notes”). All of the notes were convertible to the Company’s common stock at a conversion price equal to the greater of (1) 55% multiplied by the average of the lowest 3 trading prices for the Company’s common stock during the 10 trading day period ending on the latest complete trading day prior to the conversion date market price and (2) a fixed conversion price of $0.00009 per share. The Company analyzed the conversion feature of the 2012 Asher Notes for derivative accounting consideration and determined that the conversion feature for the 2012 Asher Notes does not qualify for accounting treatment as a financial derivative. The 2012 Asher Notes have a beneficial conversion feature discount of $237,774, within which $170,844 has been amortized. During the year ended December 31, 2012, the Company also recorded interest expense of $118,268 related to the amortization of debt discount on notes issued in 2011 to Asher Enterprises. At December 31, 2012, there was $66,930 of unamortized discount related to the 2012 Asher Notes.

During the year ended December 31, 2012, Asher Enterprises converted principal of $357,000 with accrued interest into 4,952,916 shares of the Company’s common stock.

The 2012 Asher Notes are currently in default as a result of the Company’s failure to timely file its periodically report with the SEC.

 TCA Global Credit Master Fund, LP

On January 3, 2012, the Company entered into a securities purchase agreement with TCA Global Credit Master Fund, LP (“TCA”), pursuant to which, TCA would purchase up to $2,000,000 of the Company’s common stock. The Company agreed to pay a $100,000 facility fee by issuing to TCA a number of the Company’s common shares (“facility shares”). To determine the number of shares issuable to TCA for the facility fee, the Company’s common stock was valued at a volume weighted average price at January 2, 2012. The facility shares should be adjusted 9 months after January 2, 2012 by the volume weighted average prices of the Company’s common stock 5 trading days prior to the revaluation date. On August 13, 2012, the Company and TCA agreed to terminate the committed equity financing agreement based on the Company’s failure to achieve bulletin board listing as required under the agreement. The Company has issued 559,268 common shares in 2012 to TCA which only satisfied $51,924 of the facility fee upon revaluation. As of December 31, 2012, accounts payable included $48,076 for the remaining payable to TCA related to the facility fee.

In connection with the securities purchase agreement with TCA, the Company issued a convertible promissory note to TCA for a principal amount of $225,000 (“TCA Note”).  The note bears interest at a rate of 12% per annum and provides for the payment of all principal and interest 12 months from the date of the note’s respective issuance.  The conversion price was determined by multiplying 95% by the average of the two lowest daily volume weighted average prices of the Company’s common stock on the OTC Markets during the 5 business days immediately preceding the date of conversion.    The Company analyzed the TCA Note for derivative accounting consideration and determined that the TCA Note qualifies for accounting treatment as a financial derivative. The conversion feature of the TCA note was valued at $174,448 on the issuance date and recorded as debt discount. During the year ended December 31, 2011, the Company recognized $174,448 of interest expense related to the amortization of the debt discount.

TCA converted principal of $162,835 into 1,601,255 shares of the Company’s common stock during 2012 and principal of $27,840 into 300,000 shares of the Company’s common stock on January 3, 2013.

JMJ Financial

On February 22, 2011, the Company issued a $1,050,000 convertible promissory note to JMJ Financial, Inc. (“JMJ”). The note bears interest in the form of a onetime interest charge of 8%, payable with the note’s principal amount on the maturity date, February 22, 2014. The note is convertible to the Company’s common stock at a price equal to 70% of the average of the 3 lowest closing prices of the Company’s common stock in the 20 trading days prior to the conversion date. In connection with the note, the Company entered into a registration rights agreement with JMJ to provide JMJ registration rights for common shares underlying this note. The note will only be funded when the conversion price calculated on each payment date is equal to or greater than $0.015 per share and there are sufficient shares remaining in the registration statement. During 2012, JMJ converted $15,498 under this agreement into 180,000 shares of the Company’s common stock. The principal amount owed to JMJ at December 31, 2012 and 2011, is $191,663 and $207,161, respectively, from the $1,050,000 convertible promissory note. The Company analyzed the JMJ note for derivative accounting consideration and determined that the note qualifies for accounting treatment as a financial derivative and recorded an initial discount of $450,000 on the issuance date. During the year ended December 31, 2012 and 2011, the Company recorded $80,000 and $263,309 of interest expense related to the amortization of the debt discount. At December 31, 2012 and 2011, there was $106,691 and $186,691, respectively, of unamortized debt discount related to the JMJ notes.

On February 28, 2011, the Company issued a $500,000 convertible promissory note to JMJ.  The note bears interest in the form of a onetime interest charge of 8%, payable with the note’s principle amount on the maturity date, February 28, 2014.  All or a portion of this note’s principle and interest is convertible at the option of JMJ from time to time, into shares of the Company’s common stock, originally fixed at a per share conversion price equal to 70% of the average of the 3 lowest closing prices for the Company’s common stock in the 20 trading days previous to the effective date of each such conversion. No amount is owed to JMJ from the $500,000 convertible promissory note at December 31, 2012 and 2011.

The Company is currently in litigation with JMJ. See Note 11.

Individual Convertible Notes Payable

During 2012, the Company issued 22 convertible notes payable to individuals for proceeds of $956,501 in cash (“Individual Convertible Notes”). The Individual Convertible Notes mature one year from the date of issuance. Interest accrues at the rate of 8% per year on the outstanding principal amount to be paid at maturity.

The principal amount of the Individual Convertible Notes and accrued interest are convertible into the Company’s common stock at a conversion price equal to 75% of the average of the daily volume weighted average prices of the Company's Common Stock during the 5 trading days immediately prior to the conversion date, provided that in no event, shall the note holders convert any portion of the Individual Convertible Notes when the sum of 1) the number of shares of common stock beneficially owned by the holder and its affiliates and 2) the number of shares of common stock issuable upon conversion would result in beneficial ownership by the holder and its affiliates of more than 4.99% of the Company’s outstanding common shares. During 2012, $856,501 of the Individual Convertible Notes with accrued interest were converted into 6,934,901 shares of the Company’s common stock. As of December 31, 2012, Individual Convertible Notes includes principal of $75,000 payable to Vincent Olmo, the Company’s COO, with a debt discount of $42,534.

In connection with the issuance of the Individual Convertible Notes, warrants to purchase 3,826,005 shares of the Company’s common stock at $0.25 per share and warrants to purchase 1,913,003 shares of the Company’s common stock at $0.50 per share were issued to investors. The warrants have a term of less than one year and expire on December 31, 2012, March 31, 2013, or June 30, 2013. $347,097 of the proceeds received from the Individual Convertible Notes was allocated to the warrants based on a grant date fair value of $589,416 calculated using a Black Scholes Model with the following assumptions: (1) 3.9% risk-free discount rate, (2) expected volatility of 155.60 ~218.64%, (3) $0 expected dividends, and (4) an expected term of 0.3~1 years based on the term of warrant.

The Company analyzed the Individual Convertible Notes for derivative accounting consideration and determined that the conversion feature of the Individual Convertible Notes qualify for accounting treatment as a financial derivative. The conversion feature of Individual Convertible Notes was valued at $777,766 on the issuance date. As a result, some of the Individual Convertible Notes were fully discounted and the fair value of the conversion feature in excess of the principal amount allocated to the Individual Convertible Notes of $182,733 was expensed immediately as additional interest expense. During the year ended December 31, 2012, the Company recognized $885,418 of interest expense related to the amortization of the debt discount. At December 31, 2012, there was $55,952 of unamortized discount related to the Individual Convertible Notes.